Business Acquisition - Summary of Unaudited Pro Forma Result of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Business Acquisition [Line Items]
Pro forma net revenue	$ 27,568	$ 28,494
Pro forma net income (loss) attributable to China Distance Education Holdings Limited	$ 14	$ 460
Pro forma net income per ordinary share-basic	$ 0.09	$ 0.12
Pro forma net income per ordinary share-diluted	$ 0.09	$ 0.12
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd
Business Acquisition [Line Items]
Pro forma net revenue	$ 2,581	$ 11
Pro forma net income (loss) attributable to China Distance Education Holdings Limited	$ (561)	$ (54)
Pro forma net income per ordinary share-basic	$ 0.09	$ 0.11
Pro forma net income per ordinary share-diluted	$ 0.09	$ 0.11